Costs and ExpensesBy Nature (Details) - Schedule of impairment of accounts receivable - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of impairment of accounts receivable [Abstract]
Trade accounts receivables (Note 10)	S/ 1,061	S/ 19,772	S/ 955
Other accounts receivable (Note 13.i)	1,177	12,318	5,704
Accounts receivable from related parties	7,184	129	1,524
Total	S/ 9,422	S/ 32,219	S/ 8,183